RIGHT OF USE ASSETS AND LEASES - Lease liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of the lease liabilities balance [Line items]
Balance at the beginning of the year	R 11.0	R 14.7
New leases	18.0	0.0
Leases derecognised	(8.9)	0.0
Interest charge on lease liabilities	5.1	2.0	R 2.5
Repayment of lease liabilities (2019: repayment of finance lease obligations)	(11.4)	(3.7)	(2.8)
Interest repaid	(5.1)	(2.0)
Balance at the end of the year	47.1	11.0	R 14.7
Current portion of lease liabilities	(10.1)	(11.0)
Non-current lease liabilities	37.0	0.0
Total undiscounted lease liabilities at June 30, 2020	59.0	0.0
Lease payments not recognised as a liability but expensed during the year:
Short-term leases	2.4	0.0
Leases of low value assets	5.0	0.0
Cash flows included in cash generated from operating activities	7.4	0.0
Less than a year [member]
Reconciliation of the lease liabilities balance [Line items]
Total undiscounted lease liabilities at June 30, 2020	13.0	0.0
One to five years [member]
Reconciliation of the lease liabilities balance [Line items]
Total undiscounted lease liabilities at June 30, 2020	37.0	0.0
More than 5 years [member]
Reconciliation of the lease liabilities balance [Line items]
Total undiscounted lease liabilities at June 30, 2020	9.0	0.0
Impact of adopting IFRS 16 [member]
Reconciliation of the lease liabilities balance [Line items]
Balance at the beginning of the year	R 30.9
Balance at the end of the year		R 30.9